REVENUE - Additional Information (Details) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Number of contracting customers generated over 10% of the Company's total revenues	3	3
Revenue	¥ 2,943,218	¥ 1,962,556
Customer A
Disaggregation of Revenue [Line Items]
Revenue	732,097	458,021
Customer B
Disaggregation of Revenue [Line Items]
Revenue	525,527	383,374
Customer C
Disaggregation of Revenue [Line Items]
Revenue	¥ 403,369	¥ 303,309